Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statements of Comprehensive Income
Net income	$ 3,573	$ 4,884	$ 1,778
Other comprehensive (loss) income:
Change in unrealized gains on securities, net of taxes of $2,448, $(1,385), and $(1,888), respectively	(4,545)	2,573	3,507
Change in other-than-temporary impairment gains recognized in other comprehensive income, net of taxes of $(83), $(9), and $(63), respectively	153	17	116
Total other comprehensive (loss) income	(4,392)	2,590	3,623
Total comprehensive (loss) income	$ (819)	$ 7,474	$ 5,401